Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per ordinary share
Schedule of earnings per share

	2025	2024	2023
	$ million	$ million	$ million
Earnings
Attributable profit for the year	625	412	263

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2025	2024	2023
Number of shares (millions)
Basic weighted number of shares	867	873	871
Dilutive impact of share incentive schemes outstanding	6	3	2
Diluted weighted average number of shares	873	876	873

Earnings per ordinary share
Basic	72.1¢	47.2¢	30.2¢
Diluted	71.6¢	47.0¢	30.1¢